UNITED STATES

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                          FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2004


Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6300







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:











I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $38,568





List of Other Included Managers:



No.   13F File Number        Name











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
                                                              VALUE    TOTAL  SH PUT/CALL INVSTMT  OTHER
NAME OF ISSUER                    TITLE OF CLASS     CUSIP NO x 1000   SHARES             DSCRETN  MANAGERS


ABBOTT LABORATORIES            COM               002824100     807   19805SH         DEFINED            0
ALCOA INC                      COM               013817101     950   28750SH         DEFINED            0
ALLTEL CORP                    COM               020039103     489    9660SH         DEFINED            0
ALTRIA GROUP INC               COM               02209S103     310    6187SH         DEFINED            0
AMERICAN EXPRESS CO            COM               025816109     719   14000SH         DEFINED            0
AMERICAN INTL GROUP INC        COM               026874107   1,156   16217SH         DEFINED            0
ANHEUSER BUSCH COS INC         COM               035229103   1,330   24635SH         DEFINED            0
AON CORP                       COM               037389103     622   21834SH         DEFINED            0
APARTMENT INVT & MGMT CO CL A  COM               03748R101     218    7000SH         DEFINED            0
BP PLC ADRS                    COM               055622104   1,052   19638SH         DEFINED            0
BANK OF AMERICA CORP           COM               060505104     931   10998SH         DEFINED            0
BANK ONE CORP (NEW)            COM               06423A103     899   17620SH         DEFINED            0
BAXTER INTERNATIONAL INC       COM               071813109     899   26036SH         DEFINED            0
BRISTOL-MYERS SQUIBB CO        COM               110122108     771   31485SH         DEFINED            0
BUCKEYE PARTNERS LP            UNIT LTD PARTNERS 118230101     324    8000SH         DEFINED            0
BURLINGTON NORTHERN SANTA FE   COM               12189T104     935   26656SH         DEFINED            0
CITIGROUP INC                  COM               172967101   1,072   23063SH         DEFINED            0
COMCAST CORP CL A (NEW)        COM               20030N101     302   10737SH         DEFINED            0
COMCAST CORP CL A SPL          COM               20030N200     386   13990SH         DEFINED            0
LEHMAN CORP BACKED TR CTR SR F COM               21988G551     489   20000SH         DEFINED            0
EL PASO CORP                   COM               28336L109     149   18861SH         DEFINED            0
EMERSON ELECTRIC COMPANY       COM               291011104     991   15590SH         DEFINED            0
EXXON MOBIL CORP (NEW)         COM               30231G102   1,050   23652SH         DEFINED            0
FORD MOTOR CO (NEW)            COM PAR $0.01     345370860     747   47720SH         DEFINED            0
GENERAL ELECTRIC COMPANY       COM               369604103     966   29805SH         DEFINED            0
GILLETTE COMPANY               COM               375766102   1,368   32272SH         DEFINED            0
HEWLETT-PACKARD COMPANY        COM               428236103     629   29805SH         DEFINED            0
HOME DEPOT INC                 COM               437076102     211    6000SH         DEFINED            0
HONEYWELL INTERNATIONAL INC    COM               438516106     928   25337SH         DEFINED            0
INTEL CORPORATION              COM               458140100     398   14437SH         DEFINED            0
INTERNATIONAL BUSINESS MACHINE COM               459200101   1,185   13445SH         DEFINED            0
INTERNATIONAL PAPER            COM               460146103   1,044   23350SH         DEFINED            0
INTERPUBLIC GROUP OF COS INC   COM               460690100     590   43003SH         DEFINED            0
INVENSYS PLC ADR               COM               461204109      23   34475SH         DEFINED            0
ISHARES MSCI JAPAN INDEX FUND  COM               464286848   1,150  108293SH         DEFINED            0
J P MORGAN CHASE & CO          COM               46625H100     883   22784SH         DEFINED            0
KIMBERLY CLARK                 COM               494368103   1,056   16025SH         DEFINED            0
LAFARGE S.A. - SPONSORED ADR   COM               505861401     902   40040SH         DEFINED            0
MCDONALDS CORP                 COM               580135101     983   37806SH         DEFINED            0
MERCK & COMPANY INC            COM               589331107     228    4800SH         DEFINED            0
MERRILL LYNCH & CO INC         COM               590188108     467    8656SH         DEFINED            0
NATL RURAL UTIL COOP FIN CORP  COM               637432600     513   20000SH         DEFINED            0
SBC COMMUNICATIONS INC         COM               78387G103     367   15115SH         DEFINED            0
SPDR TRUST UNIT SER 1          COM               78462F103     630    5500SH         DEFINED            0
SAFEWAY INC                    COM               786514208     543   21436SH         DEFINED            0
SCHERING PLOUGH CORP           COM               806605101     340   18391SH         DEFINED            0
TARGET CORP                    COM               87612E106   1,374   32353SH         DEFINED            0
TIME WARNER INC                COM               887317105     894   50870SH         DEFINED            0
TOTAL SA-SPON ADR              COM               89151E109   1,065   11089SH         DEFINED            0
VERIZON COMMUNICATIONS         COM               92343V104     523   14464SH         DEFINED            0
WELLS FARGO & CO (NEW)         COM               949746101   1,026   17930SH         DEFINED            0
WYETH CORP                     COM               983024100     684   18921SH         DEFINED            0







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